Taxation - Summary of Net operating loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of net operating loss carryforwards
Net operating loss carryforwards		$ 0
Hong Kong
Summary of net operating loss carryforwards
Net operating loss carryforwards	$ 33
Singapore
Summary of net operating loss carryforwards
Net operating loss carryforwards	5
Australia
Summary of net operating loss carryforwards
Net operating loss carryforwards	3,683
PRC mainland
Summary of net operating loss carryforwards
Net operating loss carryforwards	$ 51